UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22135

Academy Funds Trust
 (Exact name of registrant as specified in charter)

325 Chestnut Street
Suite 512
Philadelphia, PA 19106
 (Address of principal executive offices) (Zip code)

Jonathan Kopcsik
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
 (Name and address of agent for service)

215-979-3754
Registrant’s telephone number, including area code

Date of fiscal year end: November 30, 2016

Date of reporting period:  August 31, 2016

Item 1. Schedule of Investments.

Innovator McKinley Income Fund
Schedule of Investments
August 31, 2016 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 14.45%
Diversified - 1.99%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	28,337	$679,521
Health Care - 4.45%
Omega Healthcare Investors, Inc.	11,438	414,056
Physicians Realty Trust	51,509	1,102,808
		1,516,864
Hotels - 1.41%
Hospitality Properties Trust	15,776	481,010
Mortgage - 6.60%
Agree Realty Corp.	5,503	264,089
Capstead Mortgage Corp.	33,901	336,298
Four Corners Property Trust, Inc.	3,195	66,168
Invesco Mortgage Capital, Inc.	60,830	957,464
MFA Financial, Inc.	81,305	627,675
		2,251,694
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,428,302)		$4,929,089

COMMON STOCKS - 37.62%
Amusement Parks and Arcades - 1.30%
Six Flags Entertainment Corp.	9,127	$445,124
Deep Sea, Coastal, and Great Lakes Water Transportation - 0.70%
Ship Finance International Ltd.	15,943	240,580
Depository Credit Intermediation - 1.78%
PacWest Bancorp	14,059	608,895
Motion Picture and Video Industries - 2.44%
Regal Entertainment Group	38,884	831,340
Other Investment Pools and Funds - 2.58%
New Media Investment Group, Inc.	55,008	879,028
Other Telecommunications - 4.08%
AT&T, Inc.	22,192	907,209
Verizon Communications, Inc.	9,243	483,686
		1,390,895
Petroleum and Coal Products Manufacturing - 1.02%
BP Plc - ADR	10,276	347,945
Pharmaceutical and Medicine Manufacturing - 10.16%
AbbVie, Inc.	12,148	778,687
AstraZeneca Plc - ADR	27,084	888,626
Bristol-Myers Squibb Co.	10,560	606,038
GlaxoSmithKline Plc - ADR	14,523	631,170
Merck & Co., Inc.	8,946	561,719
		3,466,240
Printing and Related Support Activities - 1.82%
R.R. Donnelley & Sons Co.	36,263	620,097
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 0.92%
LyondellBasell Industries N.V. - Class A	3,963	312,641

Restaurants and Other Eating Places - 1.15%
Darden Restaurants, Inc.	6,364	392,277
Tobacco Manufacturing - 8.76%
Altria Group, Inc.	17,196	1,136,484
Reynolds American, Inc.	16,034	794,805
Vector Group Ltd.	47,417	1,057,873
		2,989,162
Traveler Accommodation - 0.91%
InterContinental Hotels Group Plc - ADR	7,229	311,281
TOTAL COMMON STOCKS (Cost $12,096,543)		$12,835,505

MASTER LIMITED PARTNERSHIPS - 27.35%
Amusement Parks and Arcades - 2.73%
Cedar Fair L.P.	16,034	$933,179
Death Care Services - 2.81%
StoneMor Partners L.P.	38,755	957,248
Gasoline Stations - 2.62%
AmeriGas Partners L.P.	19,506	893,960
Oil and Gas Extraction - 0.90%
Enterprise Products Partners L.P.	11,593	306,055
Other Financial Investment Activities - 11.60%
AllianceBernstein Holding L.P.	39,865	872,645
Apollo Global Management, LLC	38,677	720,166
Blackstone Group L.P.	32,158	881,772
KKR & Co. L.P.	54,853	822,247
The Carlyle Group L.P.	42,762	662,383
		3,959,213
Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing - 0.76%
CVR Partners L.P.	43,054	257,893
Pipeline Transportation of Crude Oil - 3.42%
Genesis Energy L.P.	23,638	846,004
Magellan Midstream Partners L.P.	4,557	320,494
		1,166,498
Pipeline Transportation of Natural Gas - 2.51%
Energy Transfer Partners L.P.	21,456	856,953
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $8,995,363)		$9,330,999

BUSINESS DEVELOPMENT COMPANIES - 17.78%
Closed-end Funds - 17.78%
Ares Capital Corp.	68,783	$1,111,533
FS Investment Corp.	46,772	461,640
Goldman Sachs BDC, Inc.	32,313	709,593
Golub Capital BDC, Inc.	18,383	351,483
Hercules Capital, Inc.	39,930	545,444
Main Street Capital Corp.	28,078	964,760
Prospect Capital Corp.	106,724	918,894
Solar Capital Ltd.	48,811	1,002,578
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $5,326,329)		$6,065,925

SHORT TERM INVESTMENTS - 3.29%
Money Market Funds - 3.29%
Fidelity Government Portfolio - Class I, 0.26%	1,123,722	$1,123,722
TOTAL SHORT TERM INVESTMENTS (Cost $1,123,722)		$1,123,722

Total Investments (Cost $31,970,259) - 100.49%		$34,285,240
Liabilities in Excess of Other Assets - (0.49)%		(167,482)
TOTAL NET ASSETS - 100.00%		$34,117,758

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

The accompanying notes are an integral part of this Schedule of Investments.

Innovator IBD 50 Fund
Schedule of Investments
August 31, 2016 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 5.91%
Diversified - 1.97%
CoreSite Realty Corp.	9,351	$729,565
Health Care - 0.99%
Medical Properties Trust, Inc.	24,036	367,030
Mortgage - 2.95%
STORE Capital Corp.	36,980	1,095,717
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,169,122)		$2,192,312

COMMON STOCKS - 94.04%
Architectural, Engineering, and Related Services - 2.03%
Mobileye NV (a)	15,414	$753,590
Commercial and Service Industry Machinery Manufacturing - 0.97%
Middleby Corp. (a)	2,814	360,614
Computer Systems Design and Related Services - 6.33%
CyberArk Software Ltd. (a)	20,283	1,070,942
Gigamon, Inc. (a)	28,882	1,276,585
		2,347,527
Cut and Sew Apparel Manufacturing - 2.04%
Cintas Corp.	6,447	757,587
Data Processing, Hosting, and Related Services - 3.49%
Shutterstock, Inc. (a)	22,310	1,293,534
Electrical Equipment Manufacturing - 2.01%
A. O. Smith Corp.	7,745	747,238
Electronic Shopping and Mail-Order Houses - 1.99%
Alibaba Group Holding Ltd. - ADR (a)	3,930	381,957
Copart, Inc. (a)	7,001	357,191
		739,148
Fruit and Vegetable Preserving and Specialty Food Manufacturing - 2.00%
B&G Foods, Inc.	15,630	742,112
Grocery and Related Product Merchant Wholesalers - 2.94%
Wingstop, Inc.	36,045	1,091,803
Health and Personal Care Stores - 3.14%
ULTA Salon, Cosmetics & Fragrance, Inc. (a)	4,713	1,165,101
Insurance Carriers - 1.99%
Essent Group Ltd. (a)	27,778	738,339
Land Subdivision - 3.30%
LGI Homes, Inc. (a)	31,820	1,222,524
Manufacturing and Reproducing Magnetic and Optical Media - 0.51%
Activision Blizzard, Inc.	4,535	187,613
Medical Equipment and Supplies Manufacturing - 6.00%
Align Technology, Inc. (a)	11,977	1,112,663
Edwards Lifesciences Corp. (a)	9,683	1,115,095
		2,227,758
Motor Vehicle Body and Trailer Manufacturing - 3.03%
Thor Industries, Inc.	13,832	1,122,467

Nondepository Credit Intermediation - 0.94%
LendingTree, Inc. (a)	3,597	348,909
Office Furniture (including Fixtures) Manufacturing - 0.50%
Herman Miller, Inc.	5,193	187,312
Other Amusement and Recreation Industries - 2.89%
Planet Fitness, Inc. (a)	49,552	1,072,801
Other Financial Investment Activities - 0.51%
MSCI, Inc.	2,093	188,621
Other General Merchandise Stores - 1.88%
Five Below, Inc. (a)	15,653	697,498
Other Information Services - 4.00%
Facebook, Inc. (a)	1,493	188,297
NetEase, Inc. - ADR	6,116	1,296,409
		1,484,706
Other Miscellaneous Manufacturing - 0.99%
Pool Corp.	3,647	367,873
Other Professional, Scientific, and Technical Services - 0.99%
VCA, Inc. (a)	5,185	367,150
Other Telecommunications - 2.18%
Acacia Communications, Inc. (a)	7,237	808,011
Professional and Commercial Equipment and Supplies Merchant Wholesalers - 3.54%
Paycom Software, Inc. (a)	25,586	1,313,585
Restaurants and Other Eating Places - 2.52%
Dave & Buster’s Entertainment, Inc. (a)	4,122	191,467
Jack in the Box, Inc.	7,470	742,966
		934,433
Satellite Telecommunications - 3.49%
Ubiquiti Networks, Inc. (a)	25,187	1,294,612
Scientific Research and Development Services - 0.49%
PRA Health Sciences, Inc. (a)	3,603	182,132
Securities and Commodity Contracts Intermediation and Brokerage - 3.55%
MarketAxess Holdings, Inc.	7,808	1,315,961
Semiconductor and Other Electronic Component Manufacturing - 12.44%
Broadcom Ltd.	4,209	742,552
Inphi Corp. (a)	30,463	1,312,040
MACOM Technology Solutions Holdings, Inc. (a)	4,374	180,209
Microchip Technology, Inc.	3,023	187,154
NVIDIA Corp.	17,869	1,096,084
Silicon Motion Technology Corp. - ADR	21,724	1,096,628
		4,614,667
Software Publishers - 5.69%
Aspen Technology, Inc. (a)	4,071	185,068
Ellie Mae, Inc. (a)	1,913	187,225
LogMeIn, Inc.	4,521	377,504
Veeva Systems, Inc. (a)	33,273	1,361,530
		2,111,327
Specialty Food Stores - 3.68%
GrubHub, Inc. (a)	33,663	1,365,707
Spectator Sports - 0.99%
International Game Technology Plc	16,086	367,243
Steel Product Manufacturing from Purchased Steel - 1.00%
Worthington Industries, Inc.	8,652	371,171
TOTAL COMMON STOCKS (Cost $31,245,053)		$34,890,674

SHORT TERM INVESTMENTS - 0.20%
Money Market Funds - 0.20%
Fidelity Government Portfolio, Class I - 0.26%		73,970	$73,970
TOTAL SHORT TERM INVESTMENTS (Cost $73,970)			$73,970

Total Investments (Cost $33,488,145) - 100.15%			$37,156,956
Liabilities in Excess of Other Assets - (0.15)%			(57,318)
TOTAL NET ASSETS - 100.00%			$37,099,638

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
ADR	American Depository Receipt

The accompanying notes are an integral part of this Schedule of Investments.

Academy Funds Trust
Notes to Schedule of Investments
August 31, 2016 (Unaudited)

1)  Significant Accounting Policies

Portfolio securities primarily listed or traded on a national or foreign securities exchange, except for debt securities, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Academy Funds Trust’s (the “Trust”) pricing procedures. Exchange traded options are valued using composite pricing. If no sales are reported, the options will be valued by calculating the mean between the highest bid price and lowest ask price across the exchanges where the option is traded. Non-exchange traded options are valued at fair value using a mathematical model. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Open-ended mutual funds are valued at that day’s Net Asset Value (“NAV”). Government and retail money-market funds, which are not eligible for vendor pricing, are valued at amortized cost, which approximates market value. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the New York Stock Exchange. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by a method approved by the Board. The Trust will also use the fair value of a foreign security at the time of calculating its NAV when events following the close of foreign markets on which the foreign security trades indicate that such closing price does not reflect the foreign securities fair value. The Trust concluded that a price determined under the Fund’s valuation procedures was not readily available if, among other things, the Trust believed that the value of the security might have been materially affected by an intervening significant event.  A significant event may be related to a single issuer, to an entire market sector, or to the entire market.  These events may include, among other things: issuer–specific events including rating agency action, earnings announcements and corporate actions, significant fluctuations in domestic or foreign markets, natural disasters, armed conflicts, and government actions.  In the event that the market quotations are not readily available, the fair value of such securities will be determined in good faith, taking into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.  The investment advisor shall continuously monitor for significant events that might necessitate the use of fair value procedures.
Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Distributions received from Funds’ investment in master limited partnerships (“MLPs”), real estate investment trusts (“REITs”) and royalty trusts are comprised of ordinary income, capital gains and return of capital. For financial statement purposes, the Funds uses estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each MLP, REIT or royalty trust and other industry sources. These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds. The distributions received that are classified as return of capital reduce the cost basis of that security on the schedule of investments.

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rates of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin. The Funds reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
• Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

There were no transfers between Levels 1 and 2 during the period. Transfers between levels are recognized at the end of the reporting period.

Innovator McKinley Income Fund
	Level 1	Level 2	Level 3	Total

Real Estate Investment Trusts	$4,929,089	$-	$-	$4,929,089
Common Stocks	12,835,505	-	-	12,835,505
Master Limited Partnerships	9,330,999	-	-	9,330,999
Business Development Companies	6,065,925	-	-	6,065,925
Short Term Investments	1,123,722	-	-	1,123,722
Total Investments in Securities	$34,285,240	$-	$-	$34,285,240

Innovator IBD 50 Fund
	Level 1	Level 2	Level 3	Total

Real Estate Investment Trusts	$2,192,312	$-	$-	$2,192,312
Common Stocks	34,890,674	-	-	34,890,674
Short Term Investments	73,970	-	-	73,970
Total Investments in Securities	$37,156,956	$-	$-	$37,156,956

See the Schedule of Investments for the investments detailed by industry classification.

2)  Federal Tax Information

The cost basis of investments for federal income tax purposes at August 31, 2016 was as follows:1

	Innovator McKinley Income Fund	Innovator IBD 50 Fund

Cost of Investments	$31,970,259	$33,488,145

Gross unrealized appreciation	3,265,932	3,851,942
Gross unrealized depreciation	(950,951)	(183,131)
Net unrealized appreciation / (depreciation)	$2,314,981	$3,668,811

1Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.  For the previous fiscal year’s federal tax information, please refer to the Notes to the Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)             Academy Funds Trust

By (Signature and Title)         /s/ David Jacovini
David Jacovini, President

Date            10/4/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ David Jacovini
David Jacovini, President & Treasurer

Date             10/4/2016

* Print the name and title of each signing officer under his or her signature.